Note 25 - Costs and Expenses by Nature (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Royalty payable as a percentage of gross revenue	2.00%
Royalty payable as a percentage of net revenue	1.00%
Miazga participacoes [Member] | Royalties [member]
Statement Line Items [Line Items]
Liabilities arising from exploration for and evaluation of mineral resources	$ 1,350
Expense arising from exploration for and evaluation of mineral resources	$ 400